Income Tax - Significant Components of the Provision for (benefit from) Income taxes (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Current income tax expense
Total current	$ 1,255
Deferred income tax benefit
Total deferred	(12,867)
Total provision for income taxes	(11,612)
PRC
Current income tax expense
Current income tax expense	1,255
Deferred income tax benefit
Deferred income tax benefit	$ (12,867)